Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	$ 9,474	$ 3,618
Goodwill and intangible assets, ending balance	27,330	9,474
Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	22,030	15,589
Acquisitions	19,430	6,534
Disposals	(205)	(93)
Goodwill and intangible assets, ending balance	41,255	22,030
Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(12,556)	(11,971)
Amortization	(1,574)	(678)
Disposals	205	93
Goodwill and intangible assets, ending balance	(13,925)	(12,556)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	3,895	1,420
Goodwill and intangible assets, ending balance	12,456	3,895
Goodwill | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	3,895	1,420
Acquisitions	8,561	2,475
Goodwill and intangible assets, ending balance	12,456	3,895
Sub-total intangibles with finite lives
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	5,579	2,198
Goodwill and intangible assets, ending balance	14,874	5,579
Sub-total intangibles with finite lives | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	18,135	14,169
Acquisitions	10,869	4,059
Disposals	(205)	(93)
Goodwill and intangible assets, ending balance	28,799	18,135
Sub-total intangibles with finite lives | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(12,556)	(11,971)
Amortization	(1,574)	(678)
Disposals	205	93
Goodwill and intangible assets, ending balance	(13,925)	(12,556)
Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	115	37
Goodwill and intangible assets, ending balance	400	115
Non-compete agreements | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	637	517
Acquisitions	370	120
Goodwill and intangible assets, ending balance	1,007	637
Non-compete agreements | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(522)	(480)
Amortization	(85)	(42)
Goodwill and intangible assets, ending balance	(607)	(522)
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	892	453
Goodwill and intangible assets, ending balance	2,051	892
Brand | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	1,881	1,341
Acquisitions	1,370	540
Goodwill and intangible assets, ending balance	3,251	1,881
Brand | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(989)	(888)
Amortization	(211)	(101)
Goodwill and intangible assets, ending balance	(1,200)	(989)
Customer contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	6	123
Goodwill and intangible assets, ending balance		6
Customer contracts | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	3,851	3,851
Goodwill and intangible assets, ending balance	3,851	3,851
Customer contracts | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(3,845)	(3,728)
Amortization	(6)	(117)
Goodwill and intangible assets, ending balance	(3,851)	(3,845)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	4,566	1,585
Goodwill and intangible assets, ending balance	12,423	4,566
Customer relationships | Gross receivable
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	11,766	8,460
Acquisitions	9,129	3,399
Disposals	(205)	(93)
Goodwill and intangible assets, ending balance	20,690	11,766
Customer relationships | Accumulated depreciation/amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets, beginning balance	(7,200)	(6,875)
Amortization	(1,272)	(418)
Disposals	205	93
Goodwill and intangible assets, ending balance	$ (8,267)	$ (7,200)